Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities [Abstract]
Accrued compensation	$ 4,916	$ 9,832	$ 5,378
Accrued charitable contributions	400	400	400
Accrued medical claims	471	398	307
Other	255	479	225
Total accrued liabilities	$ 6,042	$ 11,109	$ 6,310